UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22899

CG Funds Trust
 (Exact name of registrant as specified in charter)

805 Third Avenue, Suite 1120
New York, NY  10022
  (Address of principal executive offices) (Zip code)

Robert P. Morse, President & Chief Executive Officer
CG Funds Trust
805 Third Avenue, Suite 1120
New York, NY  10022
  (Name and address of agent for service)

(646)-568-4083
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  April 30, 2017

Item 1. Report to Stockholders.

CG Funds Trust

CG Core
Total Return Fund

Institutional Class: CGBNX

SEMI-ANNUAL REPORT
APRIL 30, 2017

CG CORE TOTAL RETURN FUND
SHAREHOLDER LETTER

Dear Shareholder,

Your Fund’s return for the six month period ending April 30, 2017, is +18.08% compared to +13.32% for the S&P 500 index and +13.46% for the Russell 1000 index.  A fairly robust period lies ahead as we see things.  The initial Trump rally may likely have run its course, but the real story is the willingness of business to take on risk and the system to self-finance without an active Federal Reserve.

Contributing to the return is the further market recognition of strong earnings in your investments.  The following are the best performing equity investments in your fund for the first six months of the fiscal year:

Company	Company	Gross
Symbol	Name	Returns
(Nov. 1, 2016 –
April 30, 2017)
CSX	CSX Corporation	+66.6%
MBLY	Mobileye N.V.	+66.5%
MU	Micron
	Technology, Inc.	+61.2%
WDC	Western Digital
	Corporation	+52.4%
INCY	Incyte Corporation	+42.9%

CSX Corporation, a major North American rail operator, benefited from, among other things, an increase in coal export prices. CSX leads the rail industry in network control, with less reliance on other railroads for interchanged traffic. Mobileye N.V. a company that provides the technology to allow for self-driving vehicles, was acquired by Intel in an all cash deal worth $15.3 Billion.

The lesser performing investments during the same point are as follows:

Company	Company	Gross
Symbol	Name	Returns
(Nov. 1, 2016 –
April 30, 2017)
COH	Coach, Inc.	+9.8%
FDX	FedEx Corporation	+8.8%
NXPI	NXP Semiconductors
	N.V.	+5.8%
INTC	Intel Corporation	+3.7%
EOG	EOG Resources, Inc.	+2.3%

As we see things the major risk is the reluctance of commentators and market participants to accept the epochal change of the new administration in the White House.

The Trump administration appears very aware of the economic power of regulation reductions, fair trade and the ultimate positive impact of tax cuts for employment, GDP, future fiscal surpluses and business profits. Once embraced and implemented, multiyear GDP growth of up to 5% annually, on average, could result. The probability that corporate earnings will be better than anticipated is being reflected in equities. Earnings growth makes the forward P/E very attractive for investors as the “E” climbs and helps make the current “P” very reasonable, if not a bargain.  Downside estimate changes in S&P 500 companies are the lowest in many years.  While the market may appear to be ahead of itself or “overbought” with optimistic sentiment it can remain higher for a long time.  This is similar, in reverse, to the pessimism of the last 8 years that led to undervaluation or “oversold” conditions for a long time and where the markets were Federal Reserve activity dependent.

CG CORE TOTAL RETURN FUND
SHAREHOLDER LETTER (continued)

Improvement is occurring in technology, industrial areas, domestic energy productivity, construction, transportation and financial services. The world is in an epochal change and opportunity is abundant, despite a backward looking Congress.  The Federal Reserve is letting the debt on its balance sheet mature instead of selling its assets; A very reasonable monetary policy.  If the market has a tantrum, the Fed still has the flexibility of quantitative ease.

While interest rates may increase modestly, a benevolent rise at this stage is likely to reflect demand for productive capital rather than Fed manipulation. Steady modest growth in a universe of regulatory easing tends to self-generate and sustain system liquidity on its own and with tax burdens reduced the productive and innovative will tend to flourish.  With growth many things are possible over time.

May 5, 2017

Sincerely,

Robert P. Morse
CEO

Past performance is not a guarantee of future results.

Earnings growth is not a measure of the Fund’s future performance.

This report must be preceded or accompanied by a Prospectus.

Opinions expressed as those of the Fund, are subject to change, are not guaranteed and should not be considered investment advice.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  It is not possible to invest directly in an index.

The Russell 1000 Index is a capitalization-weighted index which tracks the 1000 largest stocks that are included in the Russell 3000 Index and represents approximately 92% of the market value of U.S. stock.  It is not possible to invest directly in an index.

P/E – The price to earnings ratio is the measure of the share price relative to the annual net income earned by the firm per share.

Mutual fund investing involves risk. Principal loss is possible. Investments in small-and mid-cap companies involve additional risks such as limited liquidity and greater volatility than larger companies. Investments in ADRs may be subject to some of the same risks as direct investment in foreign companies, which includes international trade, currency, political, regulatory and diplomatic risks. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

For a complete list of fund holdings please refer to the Schedule of Investments included in this report.

The CG Core Total Return Fund is distributed by Quasar Distributors, LLC.

CG CORE TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 89.8%

Automobiles &
Components – 2.7%
BorgWarner, Inc.	1,500	$63,420
Tenneco, Inc.	1,000	63,030
		126,450
Capital Goods – 13.4%
3M Co.	300	58,749
Boeing Co.	400	73,932
Deere & Co.	300	33,483
Ingersoll-Rand PLC (b)	1,000	88,750
L3 Technologies, Inc.	500	85,885
Parker-Hannifin Corp.	600	96,480
Raytheon Co.	475	73,725
United Technologies Corp.	900	107,091
		618,095
Consumer &
Professional Services – 1.9%
IHS Markit, Ltd. (a)(b)	2,000	86,800

Consumer Durables
& Apparel – 4.4%
Coach, Inc.	1,500	59,085
LVMH Moet Hennessy
Louis Vuitton – ADR (b)	1,500	74,073
PulteGroup, Inc.	3,000	68,010
		201,168
Consumer Services – 3.8%
Las Vegas Sands Corp.	1,200	70,788
Norwegian Cruise Line
Holdings Ltd. (a)(b)	700	37,751
Yum China Holdings, Inc. (a)	2,000	68,240
		176,779
Diversified Financials – 2.2%
Intercontinental Exchange, Inc.	1,700	102,340

Energy – 2.8%
Chesapeake Energy Corp. (a)	9,000	47,340
EOG Resources, Inc.	900	83,250
		130,590
Health Care Equipment
& Services – 1.5%
UnitedHealth Group, Inc.	400	69,952

Materials – 4.1%
Dow Chemical Co.	1,600	100,480
Huntsman Corp.	3,500	86,695
		187,175
Pharmaceuticals, Biotechnology
& Life Sciences – 7.7%
AbbVie, Inc.	500	32,970
Alexion Pharmaceuticals, Inc. (a)	200	25,556
Allergan PLC (b)	300	73,158
Celgene Corp. (a)	500	62,025
Incyte Corp. (a)	600	74,568
Jazz Pharmaceuticals PLC (a)(b)	300	47,784
Regeneron
Pharmaceuticals, Inc. (a)	100	38,849
		354,910
Retailing – 8.0%
Amazon.com, Inc. (a)	130	120,249
Home Depot, Inc.	700	109,270
Priceline Group, Inc. (a)	50	92,341
Tiffany & Co.	500	45,825
		367,685
Semiconductors &
Semiconductor Equipment – 10.8%
Applied Materials, Inc.	1,400	56,854
Intel Corp.	1,000	36,150
Lam Research Corp.	500	72,425
Micron Technology, Inc. (a)	6,500	179,855
NXP Semiconductors NV (a)(b)	1,000	105,750
Silicon Motion
Technology Corp. – ADR (b)	1,000	48,550
		499,584
Software & Services – 18.2%
Adobe Systems, Inc. (a)	1,000	133,740
Alibaba Group
Holding, Ltd. – ADR (a)(b)	700	80,850
Alphabet, Inc. – Class A (a)	120	110,942
Facebook, Inc. – Class A (a)	700	105,175
Match Group, Inc. (a)	5,000	93,150
Microsoft Corp.	1,200	82,152
Mobileye NV (a)(b)	1,000	61,920
PayPal Holdings, Inc. (a)	2,000	95,440
Tencent Holdings Ltd. – ADR (b)	2,400	75,240
		838,609

The accompanying notes are an integral part of these financial statements.

CG CORE TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (continued)
April 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS – 89.8% (continued)

Technology Hardware
& Equipment – 3.5%
Apple, Inc.	500	$71,825
Western Digital Corp.	1,000	89,070
		160,895
Transportation – 4.8%
Alaska Air Group, Inc.	600	51,054
CSX Corp.	1,500	76,260
FedEx Corp.	500	94,850
		222,164
TOTAL COMMON STOCKS
(Cost $3,429,155)		$4,143,196

FIXED INCOME – 5.0%

PREFERRED STOCKS – 2.7%

Banks – 1.6%
HSBC Holdings PLC,
Series A, 6.200% – ADR (b)	2,000	52,040
JPMorgan Chase & Co.,
Series T, 6.700%	800	21,816
		73,856
Insurance – 1.1%
Aegon NV, 6.375% (b)	2,000	51,560
TOTAL PREFERRED STOCKS
(Cost $121,071)		$125,416

	Principal
	Amount
CORPORATE BOND – 2.3%
MetLife, Inc., Series C
5.250%, 12/29/2049

TOTAL CORPORATE BOND
(Cost $99,438)	$100,000	104,100

TOTAL FIXED INCOME
(Cost $220,509)		$229,516

	Shares
SHORT-TERM INVESTMENT – 1.9%
Fidelity Institutional Government
Portfolio, Class I, 0.600% (c)

TOTAL SHORT-TERM
INVESTMENT
(Cost $87,931)	87,931	$87,931

TOTAL INVESTMENTS
(Cost $3,737,595) – 96.7%		$4,460,643
Other Assets in
Excess of Liabilities – 3.3%		154,618
TOTAL NET
ASSETS – 100.0%		$4,615,261

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Foreign Domiciled.
(c)	The rate shown is the annualized seven-day effective yield as of April 30, 2017.
ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

CG CORE TOTAL RETURN FUND
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017 (Unaudited)

ASSETS:
Investments, at value (cost $3,737,595)	$4,460,643
Cash	151
Receivable for investments sold	133,434
Dividends and interest receivable	3,860
Expense waiver/reimbursement
due from Adviser (Note 4)	63,424
Prepaid expenses	24,298
Total Assets	4,685,810

LIABILITIES:
Accrued Adviser fees	2,775
Accrued trustee fees	1,897
Accrued other fees	65,877
Total Liabilities	70,549
NET ASSETS	$4,615,261

NET ASSETS CONSIST OF:
Capital stock	$4,045,407
Net unrealized appreciation on investments	723,048
Accumulated undistributed
net investment income	3,511
Accumulated net realized loss
on investments	(156,705)
TOTAL NET ASSETS	$4,615,261

Institutional Class Shares:
Net Assets	$4,615,261
Shares issued and outstanding(1)	390,892
NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE	11.81

(1)	Unlimited shares authorized, with no par value.

CG CORE TOTAL RETURN FUND
STATEMENT OF OPERATIONS
For the six months ended April 30, 2017 (Unaudited)

INVESTMENT INCOME:
Dividend income	29,828
Less: Foreign taxes withheld	(170)
Interest income	2,764
Total investment income	32,422

EXPENSES:
Administration and fund
accounting fees (Note 4)	36,836
Investment advisory fees (Note 4)	15,551
Federal and state registration fees	13,676
Transfer agent fees and expenses (Note 4)	10,423
Audit fees	8,137
Insurance expense	6,164
Legal fees	5,258
Compliance fees	3,982
Custody fees (Note 4)	3,437
Reports to shareholders	3,172
Trustees’ fees and expenses	1,803
Other expenses	1,270
Total expenses before expense
waiver/reimbursement	109,709
Expenses waived/reimbursed
by Adviser (Note 4)	(88,975)
Net expenses	20,734
NET INVESTMENT INCOME	11,688

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS:
Net realized gain on
investment transactions	76,827
Change in unrealized
appreciation on investments	597,890
Net realized and unrealized
gain on investments	674,717
NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$686,405

The accompanying notes are an integral part of these financial statements.

CG CORE TOTAL RETURN FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
OPERATIONS:
Net investment income	$11,688	$25,173
Net realized gain (loss) on investment transactions	76,827	(77,557)
Change in unrealized appreciation on investments	597,890	(34,332)
Net increase (decrease) in net assets resulting from operations	686,405	(86,716)

CAPITAL SHARE TRANSACTIONS:
Institutional Class:
Proceeds from shares sold	275,373	1,554,259
Proceeds from reinvestment of distributions	27,227	7,932
Payments for shares redeemed	(52,591)	(393,980)
Net increase in net assets from capital share transactions	250,009	1,168,211

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income:
Institutional Class	(27,227)	(7,932)
From net realized gains:
Institutional Class	—	—
Total distributions to shareholders	(27,227)	(7,932)
TOTAL INCREASE IN NET ASSETS	909,187	1,073,563

NET ASSETS:
Beginning of period	3,706,074	2,632,511
End of period	$4,615,261	$3,706,074

UNDISTRIBUTED NET INVESTMENT INCOME	$3,511	$19,050

The accompanying notes are an integral part of these financial statements.

CG CORE TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Unaudited)

1. Organization
 CG Funds Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated October 28, 2013, as amended January 13, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CG Core Total Return Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to produce growth of capital, with a secondary objective of realization of current income through the receipt of interest or dividends.  On May 24, 2017, the Fund’s name changed from “CG Core Balanced Fund” to “CG Core Total Return Fund.”  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.  The Fund commenced operations on December 31, 2013.  The Fund currently offers an Institutional Class of shares. The Investor Class shares are not currently available for purchase. The Fund may issue an unlimited number of shares of beneficial interest, with no par value.

2. Significant Accounting Policies
 The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes – The Fund intends to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the period ended April 30, 2017, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. Securities Valuation
 The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

CG CORE TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (Unaudited)

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

 Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Equity Securities – Equity securities, including common stocks, exchange-traded funds (“ETFs”) and real estate investment trusts (“REITs”), that are primarily traded on a national securities exchange are valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and ask prices.  Securities traded primarily in the Nasdaq Global Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price (“NOCP”).  If the NOCP is not available, such securities are valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and ask prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. If the market for a particular security is not active, and the mean between bid and ask prices is used, these securities are categorized in Level 2 of the fair value hierarchy.

Fixed Income Securities – Fixed income securities consist primarily of investment grade preferred stock, corporate bonds and U.S. government agency securities.  Preferred stock and closed-end funds primarily traded on a national securities exchange will be valued and classified within the fair value hierarchy following the same procedures outlined under Equity Securities above.  Corporate bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most corporate bonds are categorized in Level 2 of the fair value hierarchy.  U.S. government & agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. government and agency securities are categorized in Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Investment Companies – Investments in other mutual funds, including money market funds, are valued at their net asset value per share. To the extent these securities are actively traded and/or valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset value per share.  The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary.  The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2017:

				Total
	Level 1	Level 2	Level 3	Value
Common Stocks*	$4,143,196	$—	$—	$4,143,196
Preferred Stocks*	125,416	—	—	125,416
Corporate Bond	—	104,100	—	104,100
Short-Term
Investment	87,931	—	—	87,931
	$4,356,543	$104,100	$—	$4,460,643

*	Please refer to the Schedule of Investments for further industry breakout.

CG CORE TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (Unaudited)

 Transfers between levels are recognized at the end of the reporting period.  During the period ended April 30, 2017, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

4. Investment Advisory Fee and Other Transactions with Affiliates
 The Trust has an agreement with Wall Street Management Corporation (“WSMC”, the “Adviser”) to furnish investment advisory services to the Fund.  Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.75% of the Fund’s average daily net assets.  On January 3, 2017, Morse Asset Management, Inc. (“MAM”) and WSMC entered into a Management Services Agreement pursuant to which MAM will provide administrative services to the Fund.  Effective January 3, 2017, MAM replaced CG Asset Management LLC (“CGAM”) as a party to the Management Services Agreement and will continue to provide administrative services to the Fund.  WMSC pays MAM a monthly management service fee from its advisory fee.  Prior to January 3, 2017, CGAM provided administrative services to the Fund.

 The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 1.00% of average daily net assets of the Fund’s Institutional Class shares, subject to possible recoupment from the Fund within three years after the fees have been waived or reimbursed. Expenses waived and/or reimbursed by the Adviser may be recouped by the Adviser if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursements occurred. The Operating Expense Limitation Agreement will be in effect through at least February 28, 2027, unless terminated by the Board of Trustees prior to any such renewal.  Waived and/or reimbursed fees and expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
10/31/20	$ 88,975
10/31/19	178,760
10/31/18	193,511
10/31/17	220,830

Prior to April 27, 2015, CGAM served as investment adviser to the Fund. The terms of the investment advisory agreement, including an operating expense limitation agreement, with CGAM were substantially similar to the provisions of the current Investment Advisory Agreement and Operating Expense Limitation Agreement. In particular, under the operating expense limitation agreement with CGAM, CGAM retained the right to receive reimbursement for fee reductions and/or expense payments made while CGAM served as investment adviser for a period of three years from the time that such fee reductions and/or expense payments were made.  CGAM waived all of its advisory fees for the Fund during the entire period that CGAM served as investment adviser.

 U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent, and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund.  The Custodian is an affiliate of the Administrator.  The Administrator performs various administrative and accounting services for the Fund.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums.  Fees paid by the Fund for administration and accounting, transfer agency, and custody for the period ended April 30, 2017, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

5. Distribution Costs
 The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. Effective September 19, 2014, the Plan was suspended due to the closing of the Investor Class. The Plan permitted the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent reimbursements for distribution and service activities.

CG CORE TOTAL RETURN FUND
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2017 (Unaudited)

6. Shares of Common Stock

 Transactions in shares of common stock were as follows:

	Six Months
	Ended	Year Ended
	April 30, 2017	October 31,
	(Unaudited)	2016
Institutional Class:
Shares sold	24,992	155,447
Shares issued to holders in
reinvestment of dividends	2,581	763
Shares redeemed	(4,690)	(38,836)
Net increase in
shares outstanding	22,883	117,374

7. Investment Transactions

 The aggregate purchases and sales of securities for the period ended April 30, 2017, excluding short-term investments, were $3,596,352 and $3,440,789, respectively.  There were no purchases or sales of long-term U.S. government securities.

8. Income Tax Information

 As of October 31, 2016, the Fund’s most recent fiscal year end, the components of accumulated earnings on a tax basis were as follows:

Cost of Investments	3,530,759
Gross unrealized appreciation	255,155
Gross unrealized depreciation	(148,934)
Net unrealized appreciation	106,221
Undistributed ordinary income	19,050
Undistributed long-term capital gain	—
Total distributable earnings	19,050
Other Accumulated Losses	(214,595)
Total accumulated earnings	(89,324)

 The cost of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

 As of October 31, 2016, the Fund had $214,595 in short-term capital loss carryovers, which will be permitted to be carried over for an unlimited period. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2016, the Fund did not defer any late year losses.

 The tax character of distributions paid during the six months ended April 30, 2017, were as follows:

Ordinary	Long Term
Income	Capital Gains	Total
$27,227	$—	$27,227

 The tax character of distributions paid during the year ended October 31, 2016, were as follows:

Ordinary	Long Term
Income	Capital Gains	Total
$7,932	$—	$7,932

9. Control Ownership

 The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of April 30, 2017, Charles Schwab & Company and BNY Mellon, for the benefit of their customers, owned 63.23% and 36.62%, respectively.

10. Guarantees and Indemnifications

   In the normal course of business, the Fund enters into contracts with its service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred.  Based on experience, the Fund expects the risk of loss to be remote.

CG CORE TOTAL RETURN FUND
FINANCIAL HIGHLIGHTS
Selected per share data is based on a share of common stock outstanding throughout the period.

	Six Months Ended					For the Period
	April 30, 2017		Year Ended	Year Ended		Inception(1) through
	(Unaudited)		October 31, 2016	October 31, 2015		October 31, 2014
Institutional Class

Per Share Data:
Net asset value, beginning of period	$10.07		$10.50	$10.54		$10.00

Income from investment operations:
Net investment income(2)	0.03		0.07	0.07		0.01
Net realized and unrealized
gains (losses) on investments	1.78		(0.47)	(0.04	)(3)	0.53
Total from investment operations	1.81		(0.40)	0.03		0.54

Less distributions from:
Net investment income	(0.07)		(0.03)	(0.07)		—
Net realized gains on investments	—		—	—		—
Total distributions	(0.07)		(0.03)	(0.07)		—
Net asset value, end of period	$11.81		$10.07	$10.50		$10.54

Total return	18.08	%(4)	(3.84)%	0.29%		5.40	%(4)

Supplemental data and ratios:
Net assets, end of period (000’s)	$4,615		$3,706	$2,633		$1,314
Ratio of operating expenses to average net assets,
before waiver/reimbursements	5.29	%(5)	6.51%	11.78%		39.24	%(5)
Ratio of operating expenses to average
net assets, net of waiver/reimbursement	1.00	%(5)	1.00%	1.00%		1.00	%(5)
Ratio of net investment income (loss) to average
net assets, before waivers/reimbursements	(3.73	)%(5)	(4.73)%	(10.15)%		(37.80	)%(5)
Ratio of net investment income (loss) to average
net assets, net of waiver/reimbursement	0.56	%(5)	0.78%	0.64%		0.44	%(5)
Portfolio turnover rate	85.01	%(4)	155.41%	130.41%		83.53	%(4)
__________

(1)	Inception date of the Fund was December 31, 2013.
(2)	Per share amounts are calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(3)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

CG CORE TOTAL RETURN FUND
EXPENSE EXAMPLE
For the Period Ended April 30, 2017 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses.  If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Fund or an asset-based management fee.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any costs that may be associated with investing in the Fund through a financial intermediary.  Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

			Expenses
			Paid
	Beginning	Ending	During
	Account	Account	Period(1)
	Value	Value	(11/1/16 to
	(11/1/16)	(4/30/17)	4/30/17)

Institutional Class
Actual(2)	$1,000.00	$1,180.80	$5.41

Institutional Class
Hypothetical
(5% return
before expenses)	$1,000.00	$1,019.84	$5.01

(1)
Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.00% multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

(2)	Based on the actual returns for the six-month period ended April 30, 2017 of 18.08%.

CG CORE TOTAL RETURN FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
April 30, 2017 (Unaudited)

CG CORE TOTAL RETURN FUND
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT
April 30, 2017 (Unaudited)

On December 6, 2016, the Board of Trustees (the “Board” or the “Trustees”), including each of the Independent Trustees, of CG Funds Trust (the “Trust”) approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) with Wall Street Management Corporation (“WSMC”) with respect to CG Core Total Return Fund (the “Fund”) through April 27, 2018.

The Board, including each of the Independent Trustees, reviewed various materials related to WSMC and other information included in the Board materials and received prior to the Meeting.  In the course of their review, the Trustees considered their fiduciary responsibilities with regard to all factors deemed to be relevant to the Fund.  In determining whether to approve the continuation of the Advisory Agreement, the Trustees considered all factors they believed to be relevant, including the following: (1) the nature, extent and quality of the services provided by WSMC; (2) the cost of the services to be provided and profits to be realized by WSMC from its relationship with the Fund; (3) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (4) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fees for the Fund reflect these economies of scale; and (5) other financial benefits to WSMC resulting from services to be rendered to the Fund.  In making their determination, no single factor was controlling in their decision, but rather the Trustees considered all of these factors in their totality.

Nature, Extent and Quality of Services to be Provided.  The Trustees considered the scope of services to be provided under the Advisory Agreement between the Fund and WSMC, noting that WSMC will continue to provide investment management services to the Fund which include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold or otherwise disposed of and timing of such transaction; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions effected by WSMC on behalf of the Fund; and (5) selecting broker-dealers to execute orders on behalf of the Fund.  The Trustees considered WSMC’s specific responsibilities in all aspects of day-to-day management of the Fund as well as the qualifications, experience and responsibilities of the Fund’s portfolio manager and other key personnel at WSMC.  The Trustees reviewed the Fund’s investment performance for the various periods ended October 31, 2016, together with the relative performance of comparable benchmarks and its Lipper peer group.  The Trustees evaluated WSMC’s financial condition, noting that it appeared to be sufficiently capitalized to provide high quality services to the Fund, and considered WSMC’s history, reputation and resources. The Trustees concluded that WSMC had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement.  The Trustees concluded that they are satisfied with the nature, extent and quality of services provided by WSMC to the Fund pursuant to the Advisory Agreement.

Cost of Advisory Services and Profitability. The Trustees considered the annual investment advisory fee to be paid by the Fund to WSMC in the amount of 0.75% of the Fund’s average annual daily net assets for services to be rendered to the Fund by WSMC and its affiliates.  The Trustees also noted that WSMC has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its investment advisory fees, in order to ensure that total annual fund operating expenses do not exceed 1.00% of the Fund’s average daily net assets annually.  In this regard, the Trustees also noted that WSMC has proposed to extend the terms of the Operating Expenses Limitation Agreement through February 28, 2027.  The Trustees noted the relatively small size of the Fund currently renders WSMC’s service relationship with the Fund not profitable.  The Trustees also noted that WSMC expects to continue to subsidize fees and expenses incurred and resulting from the provision of third-party shareholder servicing agreements and distribution services to the Fund.

Comparative Fee and Expense Data.  The Trustees examined the advisory fee and total expense information for the Fund, including a comparison of such information to other mutual funds within the Morningstar Allocation-70% to 85% Equity category.  The Trustees noted that although the Fund’s contractual investment advisory fee was above its Morningstar peer group’s average investment advisory fee, the Fund’s total expense ratio (after fee waivers and expense reimbursements) was at or near the average and median total expense ratio for the category.  While recognizing that it is difficult to compare investment advisory fees since investment advisory services provided may vary from one investment adviser to another and for other reasons, the Trustees concluded that WSMC’s investment advisory fee is reasonable.  The Trustees again noted that WSMC continues to reimburse Fund operating expenses in order to maintain a competitive expense ratio.

CG CORE TOTAL RETURN FUND
APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (continued)
April 30, 2017 (Unaudited)

Economies of Scale.  The Trustees considered whether the Fund is experiencing and would benefit from any economies of scale, noting that the current investment advisory fee for the Fund does not contain breakpoints.  The Board determined that the investment advisory fees are reasonable and appropriate and that breakpoints in the fee schedule are unnecessary based on the current relatively low level of the Fund’s assets, particularly since WSMC continues to reimburse Fund operating expenses in order to maintain a competitive expense ratio.  After discussion, the Trustees determined that the current investment management fee structure was reasonable.

Other Indirect Benefits.  The Board then considered additional benefits to WSMC, noting that WSMC did not intend to use an affiliated broker-dealer to perform trading for the Fund.  The Board noted that WSMC would continue its existing practice, which allows the use of soft dollar arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, and that research services furnished by broker-dealers as a result of such arrangements may be beneficial to WSMC and its other clients, as well as the Fund.  The Board also considered that conversely, the Fund may benefit from research services obtained by WSMC from the placement of portfolio brokerage of other clients.  The Board also considered that the Fund may be offered to WSMC’s advisory clients who may invest in the Fund which may benefit WSMC financially and in other ways.

Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with WSMC, including the advisory fee, were fair and reasonable.  After full consideration of all factors, the Board, including all of the Independent Trustees, concluded that the continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

CG CORE TOTAL RETURN FUND
ADDITIONAL INFORMATION (continued)
April 30, 2017 (Unaudited)

Availability of Proxy Voting Information
Information regarding how the Fund votes proxies relating to portfolio securities is available without charge upon request by calling toll-free at 1-855-460-2838 or by accessing the Fund’s website at www.cgfundstrust.com and the SEC’s website at www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Fund Portfolio Information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov, or by calling the Fund at 1-855-460-2838.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the Public Reference Room call 1-800-SEC-0330.  In addition, the Fund will make its portfolio holdings information publicly available by posting the information at www.cgfundstrust.com on a monthly basis.

PRIVACY NOTICE

We recognize and respect the privacy of each of our investors and their expectations for confidentiality. The protection of investor information is of fundamental importance in our operation and we take seriously our responsibility to protect personal information.

We collect, retain and use information that assists us in providing the best service possible. This information comes from the following sources:

•	Account applications and other required forms

•	Written, oral, electronic or telephonic communications, and

•	Transaction history from your account.

We only disclose personal nonpublic information to third parties as necessary and as permitted by law.

We restrict access to personal nonpublic information to employees, affiliates and service providers involved in servicing your account. We require that these entities limit the use of the information provided to the purposes for which it was disclosed and as permitted by law.

We maintain physical, electronic and procedural safeguards that comply with Federal standards to guard nonpublic personal information of our customers.

If you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

INVESTMENT ADVISER:
Wall Street Management Corporation
805 Third Avenue, Suite 1120
New York, New York 10022

TRUSTEES:
Robert P. Morse, Chairman
James L. Farrell, Ph.D.
Harlan K. Ullman, Ph.D.
Amb. Kurt D. Volker

PRINCIPAL OFFICERS:
Robert P. Morse, President & Chief Executive Officer
Jian H.Wang, Executive Vice President & Treasurer
I. Andrew McLaughlin, Executive Vice President,
  Secretary & Chief Compliance Officer

PRINCIPAL UNDERWRITER:
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

CUSTODIAN:
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

ADMINISTRATOR, TRANSFER AGENT,
AND DIVIDEND PAYING AGENT:
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

LEGAL COUNSEL:
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

CG CORE TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
1-855-460-2838 (toll free)
http://www.cgfundstrust.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Note applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     CG Funds Trust

By (Signature and Title)*    /s/Robert P. Morse
Robert P. Morse, President & Chief Executive Officer

Date    July 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert P. Morse
Robert P. Morse, President & Chief Executive Officer

Date    July 10, 2017

By (Signature and Title)*    /s/Jian H. Wang
Jian H. Wang, Treasurer

Date    July 10, 2017

* Print the name and title of each signing officer under his or her signature.